FI - Liabilities measured at fair value on recurring basis (Details 3) - CHF (SFr) SFr in Millions	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016
Liabilities
Due to banks	SFr 370	SFr 503	SFr 437
Customer deposits	3,579	3,878	3,576
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	16,038	21,150	19,634
Obligation to return securities received as collateral	33,385	37,622	32,564
Trading liabilities	43,535	47,662	44,930
Short-term borrowings	5,628	5,570	4,061
Long-term debt	71,803	76,350	72,868
Other liabilities	8,279	SFr 9,341	9,493
Netting impact	(158,700)		(218,800)
Recurring basis
Liabilities
Due to banks	370		437
Customer deposits	3,579		3,576
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	16,038		19,634
Obligation to return securities received as collateral	33,385		32,564
Trading liabilities	43,535		44,930
Trading liabilities, measured at net asset value per share	17		1
Short-term borrowings	5,628		4,061
Long-term debt	71,803		72,868
Other liabilities	8,279		9,493
Netting impact	(158,702)		(218,776)
Total liabilities at fair value	182,617		187,563
Total liabilities at fair value, measured at net asset value per share	17		1
Recurring basis | Long-term debt - of which treasury debt over two years
Liabilities
Long-term debt	3,167		3,217
Recurring basis | Long-term debt - of which structured notes over one year and up to two years
Liabilities
Long-term debt	7,858		7,178
Recurring basis | Long-term debt - of which structured notes over two years
Liabilities
Long-term debt	49,702		52,258
Recurring basis | Long-term debt - of which other debt instruments over two years
Liabilities
Long-term debt	2,948		2,945
Recurring basis | Long-term debt - of which other subordinated bonds
Liabilities
Long-term debt	5,376		5,483
Recurring basis | Long-term debt - of which nonrecourse liabilities
Liabilities
Long-term debt	1,199		1,759
Recurring basis | Other liabilities - of which failed sales
Liabilities
Other liabilities	759		726
Recurring basis | Debt securities
Liabilities
Obligation to return securities received as collateral	1,516		1,039
Trading liabilities	9,829		7,963
Recurring basis | Debt securities | Debt securities issued by foreign governments
Liabilities
Trading liabilities	5,279		4,921
Recurring basis | Debt securities | Corporate debt securities
Liabilities
Obligation to return securities received as collateral	582		377
Trading liabilities	4,277		2,783
Recurring basis | Equity securities
Liabilities
Obligation to return securities received as collateral	31,869		31,525
Trading liabilities	17,088		16,598
Trading liabilities, measured at net asset value per share	17		1
Recurring basis | Derivative instruments
Liabilities
Trading liabilities	16,618		20,369
Netting impact	(158,473)		(217,762)
Recurring basis | Other liabilities
Liabilities
Netting impact	(229)		(1,014)
Level 1 | Recurring basis
Liabilities
Due to banks	0		0
Customer deposits	0		0
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0		0
Obligation to return securities received as collateral	32,414		31,325
Trading liabilities	27,295		26,148
Short-term borrowings	0		0
Long-term debt	0		0
Other liabilities	0		0
Total liabilities at fair value	59,709		57,473
Level 1 | Recurring basis | Long-term debt - of which treasury debt over two years
Liabilities
Long-term debt	0		0
Level 1 | Recurring basis | Long-term debt - of which structured notes over one year and up to two years
Liabilities
Long-term debt	0		0
Level 1 | Recurring basis | Long-term debt - of which structured notes over two years
Liabilities
Long-term debt	0		0
Level 1 | Recurring basis | Long-term debt - of which other debt instruments over two years
Liabilities
Long-term debt	0		0
Level 1 | Recurring basis | Long-term debt - of which other subordinated bonds
Liabilities
Long-term debt	0		0
Level 1 | Recurring basis | Long-term debt - of which nonrecourse liabilities
Liabilities
Long-term debt	0		0
Level 1 | Recurring basis | Other liabilities - of which failed sales
Liabilities
Other liabilities	0		0
Level 1 | Recurring basis | Debt securities
Liabilities
Obligation to return securities received as collateral	884		619
Trading liabilities	4,876		4,376
Level 1 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Liabilities
Trading liabilities	4,862		4,374
Level 1 | Recurring basis | Debt securities | Corporate debt securities
Liabilities
Obligation to return securities received as collateral	0		1
Trading liabilities	0		0
Level 1 | Recurring basis | Equity securities
Liabilities
Obligation to return securities received as collateral	31,530		30,706
Trading liabilities	16,865		16,365
Level 1 | Recurring basis | Derivative instruments
Liabilities
Trading liabilities	5,554		5,407
Level 1 | Recurring basis | Derivative instruments | Interest rate derivatives
Liabilities
Trading liabilities	1,473		2,946
Level 1 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Liabilities
Trading liabilities	63		18
Level 1 | Recurring basis | Derivative instruments | Credit derivatives
Liabilities
Trading liabilities	0		0
Level 1 | Recurring basis | Derivative instruments | Equity/Index-related products
Liabilities
Trading liabilities	4,016		2,442
Level 2 | Recurring basis
Liabilities
Due to banks	370		437
Customer deposits	3,146		3,166
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	16,038		19,634
Obligation to return securities received as collateral	957		1,169
Trading liabilities	172,016		232,806
Short-term borrowings	5,008		3,545
Long-term debt	58,807		59,453
Other liabilities	7,153		8,823
Total liabilities at fair value	263,495		329,033
Level 2 | Recurring basis | Long-term debt - of which treasury debt over two years
Liabilities
Long-term debt	3,167		3,217
Level 2 | Recurring basis | Long-term debt - of which structured notes over one year and up to two years
Liabilities
Long-term debt	7,550		6,852
Level 2 | Recurring basis | Long-term debt - of which structured notes over two years
Liabilities
Long-term debt	37,730		39,824
Level 2 | Recurring basis | Long-term debt - of which other debt instruments over two years
Liabilities
Long-term debt	2,375		2,311
Level 2 | Recurring basis | Long-term debt - of which other subordinated bonds
Liabilities
Long-term debt	5,376		5,482
Level 2 | Recurring basis | Long-term debt - of which nonrecourse liabilities
Liabilities
Long-term debt	1,059		1,742
Level 2 | Recurring basis | Other liabilities - of which failed sales
Liabilities
Other liabilities	560		507
Level 2 | Recurring basis | Debt securities
Liabilities
Obligation to return securities received as collateral	630		419
Trading liabilities	4,940		3,564
Level 2 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Liabilities
Trading liabilities	417		547
Level 2 | Recurring basis | Debt securities | Corporate debt securities
Liabilities
Obligation to return securities received as collateral	580		375
Trading liabilities	4,264		2,760
Level 2 | Recurring basis | Equity securities
Liabilities
Obligation to return securities received as collateral	327		750
Trading liabilities	114		191
Level 2 | Recurring basis | Derivative instruments
Liabilities
Trading liabilities	166,962		229,051
Level 2 | Recurring basis | Derivative instruments | Interest rate derivatives
Liabilities
Trading liabilities	89,767		126,422
Level 2 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Liabilities
Trading liabilities	47,890		71,006
Level 2 | Recurring basis | Derivative instruments | Credit derivatives
Liabilities
Trading liabilities	8,358		8,350
Level 2 | Recurring basis | Derivative instruments | Equity/Index-related products
Liabilities
Trading liabilities	20,183		22,219
Level 3 | Recurring basis
Liabilities
Due to banks	0		0
Customer deposits	433		410
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0		0
Obligation to return securities received as collateral	14		70
Trading liabilities	2,680		3,737
Short-term borrowings	620		516
Long-term debt	12,996		13,415
Other liabilities	1,355		1,684
Total liabilities at fair value	18,098		19,832
Level 3 | Recurring basis | Long-term debt - of which treasury debt over two years
Liabilities
Long-term debt	0		0
Level 3 | Recurring basis | Long-term debt - of which structured notes over one year and up to two years
Liabilities
Long-term debt	308		326
Level 3 | Recurring basis | Long-term debt - of which structured notes over two years
Liabilities
Long-term debt	11,972		12,434
Level 3 | Recurring basis | Long-term debt - of which other debt instruments over two years
Liabilities
Long-term debt	573		634
Level 3 | Recurring basis | Long-term debt - of which other subordinated bonds
Liabilities
Long-term debt	0		1
Level 3 | Recurring basis | Long-term debt - of which nonrecourse liabilities
Liabilities
Long-term debt	140		17
Level 3 | Recurring basis | Other liabilities - of which failed sales
Liabilities
Other liabilities	199		219
Level 3 | Recurring basis | Debt securities
Liabilities
Obligation to return securities received as collateral	2		1
Trading liabilities	13		23
Level 3 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Liabilities
Trading liabilities	0		0
Level 3 | Recurring basis | Debt securities | Corporate debt securities
Liabilities
Obligation to return securities received as collateral	2		1
Trading liabilities	13		23
Level 3 | Recurring basis | Equity securities
Liabilities
Obligation to return securities received as collateral	12		69
Trading liabilities	92		41
Level 3 | Recurring basis | Derivative instruments
Liabilities
Trading liabilities	2,575		3,673
Level 3 | Recurring basis | Derivative instruments | Interest rate derivatives
Liabilities
Trading liabilities	270		538
Level 3 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Liabilities
Trading liabilities	95		150
Level 3 | Recurring basis | Derivative instruments | Credit derivatives
Liabilities
Trading liabilities	622		851
Level 3 | Recurring basis | Derivative instruments | Equity/Index-related products
Liabilities
Trading liabilities	1,061		1,181
Bank
Liabilities
Due to banks	370		445
Customer deposits	3,579		3,576
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	16,038		19,634
Obligation to return securities received as collateral	33,385		32,564
Trading liabilities	43,515		44,952
Short-term borrowings	5,628		4,061
Long-term debt	70,829		71,970
Other liabilities	8,270		9,557
Netting impact	(158,800)		(219,000)
Bank | Recurring basis
Liabilities
Due to banks	370		445
Customer deposits	3,579		3,576
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	16,038		19,634
Obligation to return securities received as collateral	33,385		32,564
Trading liabilities	43,515		44,952
Trading liabilities, measured at net asset value per share	17		1
Short-term borrowings	5,628		4,061
Long-term debt	70,829		71,970
Other liabilities	8,270		9,557
Netting impact	(158,754)		(219,059)
Total liabilities at fair value	181,614		186,759
Total liabilities at fair value, measured at net asset value per share	17		1
Bank | Recurring basis | Long-term debt - of which treasury debt over two years
Liabilities
Long-term debt	3,167		3,217
Bank | Recurring basis | Long-term debt - of which structured notes over one year and up to two years
Liabilities
Long-term debt	7,858		7,178
Bank | Recurring basis | Long-term debt - of which structured notes over two years
Liabilities
Long-term debt	49,702		52,258
Bank | Recurring basis | Long-term debt - of which other debt instruments over two years
Liabilities
Long-term debt	2,948		2,945
Bank | Recurring basis | Long-term debt - of which other subordinated bonds
Liabilities
Long-term debt	4,398		4,585
Bank | Recurring basis | Long-term debt - of which nonrecourse liabilities
Liabilities
Long-term debt	1,199		1,759
Bank | Recurring basis | Other liabilities - of which failed sales
Liabilities
Other liabilities	759		726
Bank | Recurring basis | Debt securities
Liabilities
Obligation to return securities received as collateral	1,516		1,038
Trading liabilities	9,829		7,963
Bank | Recurring basis | Debt securities | Debt securities issued by foreign governments
Liabilities
Trading liabilities	5,279		4,921
Bank | Recurring basis | Debt securities | Corporate debt securities
Liabilities
Obligation to return securities received as collateral	582		380
Trading liabilities	4,277		2,783
Bank | Recurring basis | Equity securities
Liabilities
Obligation to return securities received as collateral	31,869		31,526
Trading liabilities	17,098		16,620
Trading liabilities, measured at net asset value per share	17		1
Bank | Recurring basis | Derivative instruments
Liabilities
Trading liabilities	16,588		20,369
Netting impact	(158,525)		(218,045)
Bank | Recurring basis | Other liabilities
Liabilities
Netting impact	(229)		(1,014)
Bank | Level 1 | Recurring basis
Liabilities
Due to banks	0		0
Customer deposits	0		0
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0		0
Obligation to return securities received as collateral	32,414		31,325
Trading liabilities	27,303		26,170
Short-term borrowings	0		0
Long-term debt	0		0
Other liabilities	0		0
Total liabilities at fair value	59,717		57,495
Bank | Level 1 | Recurring basis | Long-term debt - of which treasury debt over two years
Liabilities
Long-term debt	0		0
Bank | Level 1 | Recurring basis | Long-term debt - of which structured notes over one year and up to two years
Liabilities
Long-term debt	0		0
Bank | Level 1 | Recurring basis | Long-term debt - of which structured notes over two years
Liabilities
Long-term debt	0		0
Bank | Level 1 | Recurring basis | Long-term debt - of which other debt instruments over two years
Liabilities
Long-term debt	0		0
Bank | Level 1 | Recurring basis | Long-term debt - of which other subordinated bonds
Liabilities
Long-term debt	0		0
Bank | Level 1 | Recurring basis | Long-term debt - of which nonrecourse liabilities
Liabilities
Long-term debt	0		0
Bank | Level 1 | Recurring basis | Other liabilities - of which failed sales
Liabilities
Other liabilities	0		0
Bank | Level 1 | Recurring basis | Debt securities
Liabilities
Obligation to return securities received as collateral	884		619
Trading liabilities	4,876		4,376
Bank | Level 1 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Liabilities
Trading liabilities	4,862		4,374
Bank | Level 1 | Recurring basis | Debt securities | Corporate debt securities
Liabilities
Obligation to return securities received as collateral	0		1
Trading liabilities	0		0
Bank | Level 1 | Recurring basis | Equity securities
Liabilities
Obligation to return securities received as collateral	31,530		30,706
Trading liabilities	16,875		16,387
Bank | Level 1 | Recurring basis | Derivative instruments
Liabilities
Trading liabilities	5,552		5,407
Bank | Level 1 | Recurring basis | Derivative instruments | Interest rate derivatives
Liabilities
Trading liabilities	1,473		2,946
Bank | Level 1 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Liabilities
Trading liabilities	63		18
Bank | Level 1 | Recurring basis | Derivative instruments | Credit derivatives
Liabilities
Trading liabilities	0		0
Bank | Level 1 | Recurring basis | Derivative instruments | Equity/Index-related products
Liabilities
Trading liabilities	4,016		2,442
Bank | Level 2 | Recurring basis
Liabilities
Due to banks	370		445
Customer deposits	3,146		3,166
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	16,038		19,634
Obligation to return securities received as collateral	957		1,169
Trading liabilities	172,040		233,089
Short-term borrowings	5,008		3,545
Long-term debt	57,833		58,555
Other liabilities	7,150		8,892
Total liabilities at fair value	262,542		328,495
Bank | Level 2 | Recurring basis | Long-term debt - of which treasury debt over two years
Liabilities
Long-term debt	3,167		3,217
Bank | Level 2 | Recurring basis | Long-term debt - of which structured notes over one year and up to two years
Liabilities
Long-term debt	7,550		6,852
Bank | Level 2 | Recurring basis | Long-term debt - of which structured notes over two years
Liabilities
Long-term debt	37,730		39,824
Bank | Level 2 | Recurring basis | Long-term debt - of which other debt instruments over two years
Liabilities
Long-term debt	2,375		2,311
Bank | Level 2 | Recurring basis | Long-term debt - of which other subordinated bonds
Liabilities
Long-term debt	4,398		4,584
Bank | Level 2 | Recurring basis | Long-term debt - of which nonrecourse liabilities
Liabilities
Long-term debt	1,059		1,742
Bank | Level 2 | Recurring basis | Other liabilities - of which failed sales
Liabilities
Other liabilities	560		507
Bank | Level 2 | Recurring basis | Debt securities
Liabilities
Obligation to return securities received as collateral	630		418
Trading liabilities	4,940		3,564
Bank | Level 2 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Liabilities
Trading liabilities	417		547
Bank | Level 2 | Recurring basis | Debt securities | Corporate debt securities
Liabilities
Obligation to return securities received as collateral	580		378
Trading liabilities	4,264		2,760
Bank | Level 2 | Recurring basis | Equity securities
Liabilities
Obligation to return securities received as collateral	327		751
Trading liabilities	114		191
Bank | Level 2 | Recurring basis | Derivative instruments
Liabilities
Trading liabilities	166,986		229,334
Bank | Level 2 | Recurring basis | Derivative instruments | Interest rate derivatives
Liabilities
Trading liabilities	89,790		126,298
Bank | Level 2 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Liabilities
Trading liabilities	47,890		71,017
Bank | Level 2 | Recurring basis | Derivative instruments | Credit derivatives
Liabilities
Trading liabilities	8,358		8,350
Bank | Level 2 | Recurring basis | Derivative instruments | Equity/Index-related products
Liabilities
Trading liabilities	20,183		22,687
Bank | Level 3 | Recurring basis
Liabilities
Due to banks	0		0
Customer deposits	433		410
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0		0
Obligation to return securities received as collateral	14		70
Trading liabilities	2,680		3,737
Short-term borrowings	620		516
Long-term debt	12,996		13,415
Other liabilities	1,349		1,679
Total liabilities at fair value	18,092		19,827
Bank | Level 3 | Recurring basis | Long-term debt - of which treasury debt over two years
Liabilities
Long-term debt	0		0
Bank | Level 3 | Recurring basis | Long-term debt - of which structured notes over one year and up to two years
Liabilities
Long-term debt	308		326
Bank | Level 3 | Recurring basis | Long-term debt - of which structured notes over two years
Liabilities
Long-term debt	11,972		12,434
Bank | Level 3 | Recurring basis | Long-term debt - of which other debt instruments over two years
Liabilities
Long-term debt	573		634
Bank | Level 3 | Recurring basis | Long-term debt - of which other subordinated bonds
Liabilities
Long-term debt	0		1
Bank | Level 3 | Recurring basis | Long-term debt - of which nonrecourse liabilities
Liabilities
Long-term debt	140		17
Bank | Level 3 | Recurring basis | Other liabilities - of which failed sales
Liabilities
Other liabilities	199		219
Bank | Level 3 | Recurring basis | Debt securities
Liabilities
Obligation to return securities received as collateral	2		1
Trading liabilities	13		23
Bank | Level 3 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Liabilities
Trading liabilities	0		0
Bank | Level 3 | Recurring basis | Debt securities | Corporate debt securities
Liabilities
Obligation to return securities received as collateral	2		1
Trading liabilities	13		23
Bank | Level 3 | Recurring basis | Equity securities
Liabilities
Obligation to return securities received as collateral	12		69
Trading liabilities	92		41
Bank | Level 3 | Recurring basis | Derivative instruments
Liabilities
Trading liabilities	2,575		3,673
Bank | Level 3 | Recurring basis | Derivative instruments | Interest rate derivatives
Liabilities
Trading liabilities	270		538
Bank | Level 3 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Liabilities
Trading liabilities	95		150
Bank | Level 3 | Recurring basis | Derivative instruments | Credit derivatives
Liabilities
Trading liabilities	622		851
Bank | Level 3 | Recurring basis | Derivative instruments | Equity/Index-related products
Liabilities
Trading liabilities	SFr 1,061		SFr 1,181